Borrowings (Details)																					6 Months Ended
	Mar. 19, 2024 USD ($)	Mar. 19, 2024 CNY (¥)	Feb. 06, 2024 USD ($)	Feb. 06, 2024 CNY (¥)	Jan. 25, 2024 USD ($)	Dec. 29, 2023 USD ($)	Dec. 29, 2023 CNY (¥)	Dec. 19, 2023 USD ($)	Dec. 19, 2023 CNY (¥)	Nov. 11, 2023 USD ($)	Nov. 11, 2023 CNY (¥)	Aug. 31, 2023 USD ($)	Aug. 31, 2023 CNY (¥)	Jun. 27, 2023 USD ($)	Jun. 27, 2023 CNY (¥)	Jun. 25, 2023 USD ($)	Jun. 25, 2023 CNY (¥)	Mar. 24, 2023 USD ($)	Mar. 24, 2023 CNY (¥)	Dec. 15, 2022 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Jan. 25, 2024 CNY (¥)	Dec. 15, 2022 CNY (¥)	Dec. 14, 2022 USD ($)	Dec. 14, 2022 CNY (¥)
Borrowings [Line Items]
Line of credit					$ 110,799																		¥ 800,000
Line of credit, interest rate					6.09%															6.09%
Revolving loan facility	$ 4,200,000					$ 1,329,585	¥ 9,600,000	$ 553,994	¥ 4,000,000
Loan facility secured deposit						$ 1,500,000
Drawn from the bank			$ 706,342	¥ 5,100,000						$ 1,772,780	¥ 12,800,000			$ 4,385,965	¥ 32,000,000
Interest Expense, Debt																					$ 50,662	$ 35,663
Changzhou EZGO [Member]
Borrowings [Line Items]
Line of credit,term					12 months															12 months
Revolving Credit Facility [Member]
Borrowings [Line Items]
Line of credit																				$ 109,649				¥ 800,000	$ 110,799	¥ 800,000
Revolving loan facility		¥ 581,693										$ 276,996	¥ 2,000,000
Non Revolving Credit Facility [Member]
Borrowings [Line Items]
Revolving loan facility																		$ 616,776	¥ 4,500,000
Jiangsu New Energy [Member]
Borrowings [Line Items]
Revolving loan facility																$ 7,868,094	¥ 56,810,000
Bank of Jiangnan [Member]
Borrowings [Line Items]
Interest expenses																						$ 142,079